SUBSEQUENT EVENTS (Details Narrative)					12 Months Ended
	Feb. 26, 2024 USD ($) $ / shares shares	Feb. 26, 2024 CAD ($)	Feb. 06, 2024 USD ($) shares	Feb. 06, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Feb. 26, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise of warrants | $						$ 87,170	$ 4,929,790
Number of shares issued | shares									8,000,000
Proceeds from issue of ordinary shares | $					$ 1,526,810
Warrant exercise price | $ / shares									$ 0.5499
Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	11,200,000							11,200,000
Description of shares issuance	each unit consisting of one common share and one warrant to purchase one common share and 2,200,000 units consisting of one pre-funded warrant to purchase one common share and one warrant to purchase one common share.	each unit consisting of one common share and one warrant to purchase one common share and 2,200,000 units consisting of one pre-funded warrant to purchase one common share and one warrant to purchase one common share.
Share price | $ / shares								$ 0.27
Proceeds from issue of ordinary shares	$ 3,600,000	$ 4,800,000
Net proceeds from issue of ordinary shares	3,300,000	4,400,000
Proceeds from issue of ordinary shares	$ 329,000	$ 442,000
Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ordinary shares [member] | Ranges of Exercise Prices of Warrants Two [member]
IfrsStatementLineItems [Line Items]
Description of exercisable term of warrants	3 years	3 years
Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ordinary shares [member] | Ranges of Exercise Prices of Warrants One [member]
IfrsStatementLineItems [Line Items]
Description of exercisable term of warrants	5 years	5 years
Pre-funded Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised | shares			1,600,000	1,600,000
Proceeds from exercise of warrants			$ 160	$ 216
Number of shares issued, value			$ 578,200	$ 773,624
Pre-funded Warrants [Member] | Non Adjustment Events [Member] | Underwritten Share Placement [Member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised | shares			670,000	670,000
Warrant exercise price | $ / shares								0.0001
Pre-funded Warrants [Member] | Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ranges of Exercise Prices of Warrants Two [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares								$ 0.3375
Pre-funded Warrants [Member] | Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of warrants exercised | shares	2,200,000							2,200,000
Warrants [member] | Non Adjustment Events [Member] | Underwritten Share Placement [Member] | Ranges of Exercise Prices of Warrants Two [member]
IfrsStatementLineItems [Line Items]
Warrant exercise price | $ / shares	$ 0.36